Recapitalization (Tables)	11 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
Schedule of Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statement of Changes in Stockholders’ Equity	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the period ended December 31, 2023:
Cash-trust and cash, net of redemptions	$4,447,404
Less: transaction costs, loans and advisory fees, paid	(614,040)
Less: fees paid in connection with the forward purchase agreement	(2,608,141)
Net proceeds from the Business Combination	1,225,223
Less: Derivative warrant liabilities	(539,000)
Less: liabilities assumed	(1,155,075)
Less: others, net	21,858
Reverse recapitalization, net	$(446,994)

Schedule of Number of Shares of Common Stock Issued Immediately Following the Consummation	The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:
Dune Class A common stock, outstanding prior to the Business Combination	5,494,554
Less: Redemption of Dune Class A common stock	(747,518)
Business Combination shares	4,747,036
Global Hydrogen shares, Class B	681,220
PIPE investor shares, Class A	4,300,000
Common Stock immediately after the Business Combination	9,728,256

Schedule of Number of Global Hydrogen Shares was Determined	The number of Global Hydrogen shares was determined as follows:
	Global Hydrogen units	Global Hydrogen Shares after conversion ratio
Class B Common Stock	12,500	4,300,000

Schedule of Transaction Costs Incurred within the Consolidated Statements of Operations	For the year ended December 31, 2023, transaction costs incurred within the consolidated statements of operations were as follows:
Years ended December 31, 2023
Accounting and audit fees	$116,477
Legal fees	200,000
Total	$316,477